Label	Element	Value
C000019022 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	15.20%
C000074870 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	15.20%
C000074871 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	15.20%
C000074867 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	15.20%
C000205024 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	15.20%
C000074869 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	15.20%